Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable, Allowance for Credit Loss, Current	$ 2.2	$ 1.6
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%